Trade and Other Receivables and Long-Term Receivables - Summary of Trade and Other Receivables (Detail) - CAD ($)	Sep. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Trade and other current receivables [abstract]
Trade receivables from contracts with customers	$ 2,239,790		$ 14,204,320		$ 10,182,229
Unbilled revenue (Note 4)	917,989		756,042		554,740
Indirect taxes receivable	175,603		148,200		341,583
Income taxes receivable	60,530		2,217		594,036
Other receivables	598,213		919,954		961,714
Contract asset	25,118		86,777	[1]	153,178	[1]
Loss allowance	(1,139,880)		(1,550,535)		(474,666)
Trade and other current receivables	$ 2,877,363	[2]	$ 14,566,975	[2]	$ 12,312,814

[1]	At December 31, 2021, the total contract assets were $90,200 with the non-current portion of $3,423 included in other assets (December 31, 2020 - $314,894 total and $161,716 non-current). No new contract assets were recognized and amortization to cost of sales over the life of the contract assets continues to occur until June 30, 2023.
[2]	See Note 15 for the impact of the deconsolidation of a subsidiary.